Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001861841
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-40884
Entity Registrant Name	ARBE ROBOTICS LTD.
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31